Merger and Reverse Recapitalization	3 Months Ended
Mar. 31, 2023
Merger and Reverse Recapitalization
Merger and Reverse Recapitalization

Note 2 — Merger and Reverse Recapitalization

On the Closing Date, the following transactions were completed:

●	Merger Sub merged with and into GSH, with GSH surviving the merger as a wholly owned subsidiary of the Company;
●	All 1,000 shares of Class A common stock of GSH (“GSH Class A Common Shares”) issued and outstanding prior to the Closing Date were exchanged for 373,473 shares of Class A common stock of UHG (“UHG Class A Common Shares”);
●	All 99,000 shares of Class B common stock of GSH (“GSH Class B Common Shares”) issued and outstanding prior to the Closing Date were exchanged for 36,973,877 shares of Class B common stock of UHG (“UHG Class B Common Shares”);
●	All 2,426 outstanding options of GSH to acquire GSH Class A Common Shares were assumed by the Company and converted into options to acquire an aggregate of approximately 905,930 UHG Class A Common Shares (the “Rollover Options”);
●	All 5,000 outstanding warrants to purchase GSH Class A Common Shares were assumed by the Company and converted into warrants to purchase 1,867,368 UHG Class A Common Shares (the “Assumed Warrants”);
●	8,625,000 outstanding shares of DHHC Class B common stock held by DHP SPAC II Sponsor LLC (the “Sponsor”) converted into 4,160,931 UHG Class A Common Shares, all of which are subject to resale or transfer restrictions;
●	The Company issued an aggregate of 1,755,063 UHG Class A Common Shares to the PIPE Investors, Lock-Up Investors and the Convertible Note Investors, pursuant to the terms of the PIPE Subscription Agreements, Share Lock-up Agreements and the PIPE Investment, (together the “PIPE Financings”), as described below.

As of the Closing Date and following the completion of the Business Combination, UHG had the following outstanding securities:

●	10,621,073 UHG Class A Common Shares;
●	36,973,877 UHG Class B Common Shares;
●	2,966,664 warrants to purchase 2,966,664 UHG Class A Common Shares, each exercisable at a price of $11.50 per share, issued in connection with the DHHC initial public offering and held by the Sponsor and BlackRock Inc. and Millennium Management LLC (the “Anchor Investors”);
●	8,625,000 warrants to purchase 8,625,000 UHG Class A Common Shares, each exercisable at a price of $11.50 per share, issued in connection with the DHHC initial public offering;
●	1,867,368 Assumed Warrants to purchase 1,867,368 UHG Class A Common Shares, each exercisable at a price of $4.05 per share;
●	905,930 Rollover Options to purchase 905,930 UHG Class A Common Shares, each exercisable at a price of $2.81 per share.

Earnout

In connection with the Business Combination, holders of GSH common shares, certain holders of stock options, and holders of GSH warrants (together, “GSH Equity Holders”), options held by employees and directors (Employee Option Holders”) and the sponsor shareholders (“Sponsors”, and together, the “Earnout Holders”) are entitled to receive consideration in the form of common shares (Earnout Shares”). 21,886,378 Earnout Shares, comprised of 20,000,000 shares in consideration to GSH Equity Holders and 1,886,378 additional earnout shares awarded to the Sponsors (as defined below), were reserved for the future issuance upon achievement of certain earnout conditions. Refer to Note 14 - Earnout Shares.

In connection with the Closing, and under the terms of the Sponsor Support Agreement entered into in connection with the execution of the Business Combination Agreement, 1,886,378 shares of the 8,625,000 shares of DHHC Class B common stock held by the Sponsor were converted to Earnout Shares and became subject to vesting conditions based on the achievement of certain market-based share price thresholds. Refer to Note 14 - Earnout Shares for additional information regarding the terms and conditions of the Earnout Triggering Events. Of the remaining 6,738,622 shares of DHHC Class B common stock, 2,577,691 shares were forfeited and 4,160,931 shares were converted into UHG Class A Common Shares.

Convertible Note

In connection with the closing of the Business Combination, DHHC entered into a Convertible Note Purchase Agreement (the “Note Purchase Agreement”), by and among itself, GSH, and a group of investors (the “Convertible Note Investors”). Pursuant to and at the closing of the transactions contemplated by the Note Purchase Agreement, the Convertible Note Investors agreed to purchase $80.0 million in original principal amount of Convertible Promissory Notes (the “Notes,” or “Note PIPE Financing”) and, pursuant to the terms of share subscription agreements entered into between each Convertible Note Investor and UHG, an additional 744,588 UHG Class A Common Shares (the “PIPE Shares”) in a private placement PIPE investment (the “PIPE Investment”). Refer to Note 12 - Convertible Note for additional information on the accounting treatment for the Notes, including issuance costs.

Subscription Agreement

In connection with the execution of the Business Combination Agreement, UHG entered into separate subscription agreements (each a “Subscription Agreement,” or “Subscription Agreement PIPE Financing,” and together with the “Note PIPE Financing,” the “PIPE Financings”) with a number of investors (each a “PIPE Investor”), pursuant to which the PIPE Investors agreed to purchase, and UHG agreed to sell to the PIPE Investors, an aggregate of 471,500 shares of common stock for a purchase price of $10.00 per share and 117,875 shares for a purchase price of $0.01 per share for an aggregate purchase price of $4.7 million, in a private placement offering. The PIPE Financings closed simultaneously with the consummation of the Business Combination.

Lock-Up Agreements

In connection with the execution of the Business Combination Agreement, DHHC entered into separate Share Issuance and Lock-Up Agreements (each a “Lock-Up Agreement”) with a number of investors (each a “Lock-up Investor”), pursuant to which UHG agreed to issue each Lock-Up Investor 0.25 UHG Class A Common Shares (up to 421,100 UHG Class A Common Shares in the aggregate) for a purchase price of $0.01 per share, for each UHG Class A Common Share held by such Lock-Up Investor at the Closing. Following the Closing of the Business Combination, UHG notified each Lock-Up Investor that UHG waived the lock-up restriction contained in the Lock-Up Agreements.

The number of shares of UHG common stock issued immediately following the consummation of the Business Combination was as follows:

	Shares	Ownership %
DHHC public shareholders - UHG Class A Common Shares (1)	4,331,606	9.1%
DHHC sponsor shareholders - UHG Class A Common Shares	4,160,931	8.7%
GSH existing shareholders - UHG Class B Common Shares	36,973,877	77.7%
GSH existing shareholders - UHG Class A Common Shares	373,473	0.8%
Convertible Note Investors - UHG Class A Common Shares	744,588	1.6%
PIPE Investors - UHG Class A Common Shares	589,375	1.2%
Lock-up Investors - UHG Class A Common Shares	421,100	0.9%
Total Closing Shares	47,594,950	100%
(1)	Represents remaining DHHC Class A shares following share redemptions prior to the Business Combination.

Treatment of Merger

The Business Combination is accounted for as a reverse recapitalization under accounting principles generally accepted in the United States (“GAAP”). This determination is primarily based on Legacy UHG retaining the largest portion of the voting rights, the post-transaction management team is primarily comprised of the pre-transaction management team of GSH and the relative size of GSH’s operations is larger than DHHC’s. Under this method of accounting, DHHC is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Condensed Consolidated Financial Statements of UHG represent a continuation of the financial statements of Legacy UHG with the Business Combination being treated as the equivalent of Legacy UHG issuing stock for the net assets of DHHC, accompanied by a recapitalization. The net assets of DHHC are stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are presented as those of Legacy UHG. All periods prior to the Business Combination have been retrospectively adjusted using the exchange ratio of 373.47 (“Exchange Ratio”) for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Accordingly, certain amounts have been reclassified and retroactively adjusted to reflect the reverse recapitalization pursuant to the Business Combination for all periods presented within the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Changes in Stockholders’ Equity.

In connection with the Business Combination, the Company received approximately $128.6 million of gross proceeds including the contribution of $43.9 million of cash held in DHHC’s trust account from its initial public offering, $4.7 million of cash in connection with the Subscription Agreement PIPE Financing, and $80.0 million in connection with the Notes PIPE Financing. As part of the PIPE Financings, the Company entered into the Note Purchase Agreement for an original principal amount of $80.0 million. The Company incurred debt issuance costs of $5.0 million of original issuance discount and an additional $3.5 million of transaction costs that were allocated to the Notes, resulting in net cash proceeds of $71.5 million.

The Company incurred $25.7 million of transaction costs, consisting of advisory, banking, legal, and other professional fees, of which $13.6 million were incurred by DHHC and $12.1 million were incurred by Legacy UHG. All costs were capitalized and recorded as a reduction to additional paid-in capital.